Average Annual Total Returns		12 Months Ended	15 Months Ended
	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2024
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		11.21%	17.20%
Performance Inception Date	Sep. 26, 2023
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.63%	16.63%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.03%	13.15%
MSCI All Country World Index (ACWI)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	23.81%